Cash flow information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Cash used in operation Abstract [Abstract]
Cash used in operation

	For the six months ended June 30,
	2022	2023
	RMB’000	RMB’000
Net Loss before income tax	(5,398,758)	(445,791)
Adjustments for:
Depreciation of property, plant and equipment	117	313
Amortization of intangible assets and other non-current assets	67	3,343
Depreciation of right-of-use assets	4,402	4,118
Provision for / (reversal) of allowance for ECL	4,570	(3,121)
Equity-settled listing cost	1,912,693	—
Fair value change loss/(gain), net	3,156,745	(15,131)
Non-cash employee benefits expense—share based payments	186,260	249,188
Interest income	(1,386)	(1,608)
Interest expense	262	14,303
Increase in trade receivables	(30,269)	(45,149)
Decrease in prepayments, other receivables and other assets	21,701	49,601
(Decrease)/increase in trade and other payables	(7,259)	93,145
Increase/(decrease) in contract liabilities	9,700	(1,459)
Increase in inventories	—	(3,527)
Cash used in operations	(141,155)	(101,775)
Interest received	1,386	1,608
Net cash used in operating activities	(139,769)	(100,167)